Schedule of Investments (unaudited)	iShares® Morningstar U.S. Equity ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Axon Enterprise Inc.(a)	1,370	$191,704
Boeing Co. (The)(a)	11,627	2,328,191
General Dynamics Corp.	4,907	1,040,775
HEICO Corp.(b)	869	118,523
HEICO Corp., Class A	1,579	173,216
Howmet Aerospace Inc.	8,114	252,264
Huntington Ingalls Industries Inc.	842	157,622
L3Harris Technologies Inc.	4,145	867,507
Lockheed Martin Corp.	5,192	2,020,363
Northrop Grumman Corp.	3,149	1,164,815
Raytheon Technologies Corp.	31,623	2,852,078
Textron Inc.	4,761	324,034
TransDigm Group Inc.(a)	1,109	683,355
Woodward Inc.	1,346	148,423
		12,322,870
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	2,791	292,078
Expeditors International of Washington Inc.	3,579	409,724
FedEx Corp.	5,177	1,272,817
GXO Logistics Inc.(a)	2,084	169,242
United Parcel Service Inc., Class B	15,380	3,109,990
		5,253,851
Airlines — 0.2%
American Airlines Group Inc.(a)	13,611	224,173
Delta Air Lines Inc.(a)	13,573	538,713
Southwest Airlines Co.(a)	12,554	561,917
United Airlines Holdings Inc.(a)	6,832	292,956
		1,617,759
Auto Components — 0.2%
Aptiv PLC(a)	5,687	776,731
Autoliv Inc.	1,692	167,576
BorgWarner Inc.	4,951	217,101
Gentex Corp.	4,963	155,838
Lear Corp.	1,271	212,664
QuantumScape Corp.(a)(b)	4,918	82,081
		1,611,991
Automobiles — 2.2%
Ford Motor Co.	82,713	1,679,074
General Motors Co.(a)	30,603	1,613,696
Lucid Group Inc.(a)(b)	11,669	342,952
Tesla Inc.(a)	17,186	16,098,470
		19,734,192
Banks — 4.0%
Bank of America Corp.	152,159	7,020,616
Citigroup Inc.	41,923	2,730,026
Citizens Financial Group Inc.	8,978	462,098
Comerica Inc.	2,839	263,402
Commerce Bancshares Inc.	2,384	164,281
Cullen/Frost Bankers Inc.	1,203	169,635
East West Bancorp. Inc.	3,005	259,452
Fifth Third Bancorp.	14,640	653,383
First Horizon Corp.	11,727	200,649
First Republic Bank/CA	3,788	657,559
Huntington Bancshares Inc./OH	30,560	460,234
JPMorgan Chase & Co.	62,436	9,277,990
KeyCorp	19,670	492,930
M&T Bank Corp.	2,725	461,560
Security	Shares	Value

Banks (continued)
People's United Financial Inc.	9,075	$175,874
PNC Financial Services Group Inc. (The)	8,959	1,845,464
Regions Financial Corp.	19,936	457,332
Signature Bank/New York NY	1,273	387,794
SVB Financial Group(a)	1,238	722,868
Truist Financial Corp.	28,136	1,767,504
U.S. Bancorp.	28,445	1,655,215
Wells Fargo & Co.	84,239	4,532,058
Western Alliance Bancorp.	2,192	217,424
Zions Bancorp. NA	3,305	224,145
		35,259,493
Beverages — 1.4%
Brown-Forman Corp., Class A	1,208	75,669
Brown-Forman Corp., Class B, NVS	3,851	259,673
Coca-Cola Co. (The)	82,037	5,005,077
Constellation Brands Inc., Class A	3,471	825,230
Keurig Dr Pepper Inc.	15,628	593,083
Molson Coors Beverage Co., Class B	4,061	193,547
Monster Beverage Corp.(a)	7,962	690,465
PepsiCo Inc.	29,186	5,064,355
		12,707,099
Biotechnology — 2.0%
AbbVie Inc.	37,316	5,108,187
Alnylam Pharmaceuticals Inc.(a)	2,517	346,339
Amgen Inc.	11,900	2,702,966
Biogen Inc.(a)	3,103	701,278
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,232	163,696
BioMarin Pharmaceutical Inc.(a)	3,911	346,632
Bridgebio Pharma Inc.(a)	2,319	22,889
Exact Sciences Corp.(a)	3,659	279,401
Gilead Sciences Inc.	26,460	1,817,273
Horizon Therapeutics PLC(a)	4,721	440,611
Incyte Corp.(a)	3,906	290,333
Intellia Therapeutics Inc.(a)	1,463	138,356
Mirati Therapeutics Inc.(a)	1,055	125,861
Moderna Inc.(a)	7,453	1,262,016
Natera Inc.(a)	1,793	126,675
Neurocrine Biosciences Inc.(a)	2,026	160,095
Novavax Inc.(a)(b)	1,575	147,577
Regeneron Pharmaceuticals Inc.(a)	2,234	1,359,590
Seagen Inc.(a)(b)	2,815	378,646
United Therapeutics Corp.(a)	956	192,988
Vertex Pharmaceuticals Inc.(a)	5,372	1,305,665
		17,417,074
Building Products — 0.6%
A O Smith Corp.	2,836	216,727
Advanced Drainage Systems Inc.	1,183	133,785
Allegion PLC	1,885	231,346
Builders FirstSource Inc.(a)	4,047	275,156
Carlisle Companies Inc.	1,101	246,007
Carrier Global Corp.	18,394	877,026
Fortune Brands Home & Security Inc.	2,886	271,775
Johnson Controls International PLC	14,983	1,088,815
Lennox International Inc.	733	207,893
Masco Corp.	5,235	331,533
Owens Corning	2,199	195,051
Trane Technologies PLC	5,035	871,559
Trex Co. Inc.(a)	2,405	219,985
		5,166,658

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets — 3.2%
Ameriprise Financial Inc.	2,365	$719,693
Ares Management Corp., Class A	3,467	276,389
Bank of New York Mellon Corp. (The)	16,051	951,182
BlackRock Inc.(c)	3,022	2,486,925
Blackstone Inc., NVS	14,463	1,908,682
Carlyle Group Inc. (The)	2,934	149,781
Charles Schwab Corp. (The)	31,700	2,780,090
CME Group Inc.	7,565	1,736,167
Coinbase Global Inc., Class A(a)	624	118,654
FactSet Research Systems Inc.	795	335,403
Franklin Resources Inc.	5,870	187,664
Goldman Sachs Group Inc. (The)	7,169	2,542,701
Intercontinental Exchange Inc.	11,864	1,502,694
Invesco Ltd.	7,234	163,922
Jefferies Financial Group Inc.	4,245	155,537
KKR & Co. Inc.	12,340	878,114
LPL Financial Holdings Inc.	1,696	292,255
MarketAxess Holdings Inc.	792	272,828
Moody's Corp.	3,416	1,171,688
Morgan Stanley	30,329	3,109,936
Morningstar Inc.	500	143,705
MSCI Inc.	1,734	929,632
Nasdaq Inc.	2,479	444,262
Northern Trust Corp.	4,411	514,499
Raymond James Financial Inc.	3,861	408,764
S&P Global Inc.	5,088	2,112,639
SEI Investments Co.	2,273	133,221
State Street Corp.	7,753	732,658
T Rowe Price Group Inc.	4,748	733,234
Tradeweb Markets Inc., Class A	2,221	188,274
		28,081,193
Chemicals — 1.7%
Air Products and Chemicals Inc.	4,688	1,322,578
Albemarle Corp.	2,472	545,669
Axalta Coating Systems Ltd.(a)	4,393	130,077
Celanese Corp.	2,335	363,583
CF Industries Holdings Inc.	4,455	306,816
Corteva Inc.	15,429	741,826
Dow Inc.	15,627	933,401
DuPont de Nemours Inc.	10,946	838,464
Eastman Chemical Co.	2,846	338,475
Ecolab Inc.	5,274	999,159
FMC Corp.	2,730	301,310
International Flavors & Fragrances Inc.	5,377	709,334
Linde PLC.	10,830	3,451,304
LyondellBasell Industries NV, Class A	5,600	541,688
Mosaic Co. (The)	7,821	312,449
Olin Corp.	3,030	153,530
PPG Industries Inc.	5,028	785,374
RPM International Inc.	2,688	238,184
Scotts Miracle-Gro Co. (The)	829	125,345
Sherwin-Williams Co. (The)	5,110	1,464,066
Westlake Chemical Corp.	733	72,310
		14,674,942
Commercial Services & Supplies — 0.4%
Cintas Corp.	1,851	724,722
Copart Inc.(a)	4,473	578,135
IAA Inc.(a)	2,903	133,335
Republic Services Inc.	4,452	568,342
Security	Shares	Value

Commercial Services & Supplies (continued)
Rollins Inc.	4,764	$146,970
Tetra Tech Inc.	1,142	158,955
Waste Management Inc.	8,155	1,226,838
		3,537,297
Communications Equipment — 0.8%
Arista Networks Inc.(a)	4,741	589,354
Ciena Corp.(a)	3,209	212,789
Cisco Systems Inc.	89,145	4,962,702
F5 Inc.(a)	1,272	264,093
Juniper Networks Inc.	6,747	234,930
Motorola Solutions Inc.	3,559	825,474
		7,089,342
Construction & Engineering — 0.1%
AECOM	3,052	210,985
Quanta Services Inc.	3,010	309,187
		520,172
Construction Materials — 0.1%
Martin Marietta Materials Inc.	1,317	512,471
Vulcan Materials Co.	2,805	533,820
		1,046,291
Consumer Finance — 0.6%
Ally Financial Inc.	7,319	349,263
American Express Co.	13,255	2,383,514
Capital One Financial Corp.	8,992	1,319,396
Credit Acceptance Corp.(a)	174	93,883
Discover Financial Services	6,192	716,724
SoFi Technologies Inc.(a)(b)	13,635	170,165
Synchrony Financial	11,562	492,425
Upstart Holdings Inc.(a)	982	107,048
		5,632,418
Containers & Packaging — 0.4%
Amcor PLC.	32,711	392,859
AptarGroup Inc.	1,402	164,455
Avery Dennison Corp.	1,765	362,566
Ball Corp.	6,871	667,174
Berry Global Group Inc.(a)	2,864	193,091
Crown Holdings Inc.	2,783	318,375
International Paper Co.	8,318	401,344
Packaging Corp. of America	1,983	298,699
Sealed Air Corp.	3,086	209,601
Westrock Co.	5,675	261,958
		3,270,122
Distributors — 0.1%
Genuine Parts Co.	2,991	398,491
LKQ Corp.	5,734	314,739
Pool Corp.	846	402,908
		1,116,138
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions Inc.(a)	1,299	166,805
Chegg Inc.(a)	3,043	80,548
Service Corp. International	3,503	216,205
		463,558
Diversified Financial Services — 1.5%
Apollo Global Management Inc.	7,808	546,560
Berkshire Hathaway Inc., Class B(a)	38,692	12,111,370
Equitable Holdings Inc.	8,171	274,872
Voya Financial Inc.	2,407	163,580
		13,096,382

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 1.0%
AT&T Inc.	150,772	$3,844,686
Lumen Technologies Inc.	19,469	240,637
Verizon Communications Inc.	87,425	4,653,633
		8,738,956
Electric Utilities — 1.5%
Alliant Energy Corp.	5,233	313,247
American Electric Power Co. Inc.	10,611	959,234
Avangrid Inc.	1,482	69,239
Duke Energy Corp.	16,223	1,704,388
Edison International	8,058	505,962
Entergy Corp.	4,259	476,029
Evergy Inc.	4,893	317,849
Eversource Energy	7,285	651,935
Exelon Corp.	20,556	1,191,220
FirstEnergy Corp.	11,467	481,155
NextEra Energy Inc.	41,426	3,236,199
NRG Energy Inc.	5,053	201,766
PG&E Corp.(a)	31,587	403,998
Pinnacle West Capital Corp.	2,416	168,178
PPL Corp.	15,861	470,755
Southern Co. (The)	22,306	1,550,044
Xcel Energy Inc.	11,287	786,253
		13,487,451
Electrical Equipment — 0.6%
AMETEK Inc.	4,904	670,720
ChargePoint Holdings Inc.(a)(b)	3,440	47,644
Eaton Corp. PLC	8,394	1,329,862
Emerson Electric Co.	12,585	1,157,191
Generac Holdings Inc.(a)	1,332	376,130
Hubbell Inc.	1,125	210,701
Plug Power Inc.(a)(b)	10,859	237,486
Regal Rexnord Corp.	1,432	226,944
Rockwell Automation Inc.	2,459	711,192
Sensata Technologies Holding PLC(a)	3,394	194,680
Sunrun Inc.(a)	4,369	113,288
Vertiv Holdings Co.	6,412	133,754
		5,409,592
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	12,679	1,009,122
Arrow Electronics Inc.(a)	1,496	185,504
CDW Corp./DE	2,868	542,195
Cognex Corp.	3,695	245,570
Corning Inc.	16,211	681,510
Flex Ltd.(a)	10,276	166,266
IPG Photonics Corp.(a)	778	120,178
Jabil Inc.	3,091	190,065
Keysight Technologies Inc.(a)	3,907	659,580
TE Connectivity Ltd.	6,949	993,776
Teledyne Technologies Inc.(a)	990	417,216
Trimble Inc.(a)	5,292	381,871
Zebra Technologies Corp., Class A(a)	1,119	569,705
		6,162,558
Energy Equipment & Services — 0.2%
Baker Hughes Co.	18,467	506,735
Halliburton Co.	18,812	578,281
Schlumberger NV	29,362	1,147,173
		2,232,189
Entertainment — 1.5%
Activision Blizzard Inc.	16,469	1,301,216
Security	Shares	Value

Entertainment (continued)
AMC Entertainment Holdings Inc., Class A(a)(b)	10,859	$174,396
Electronic Arts Inc.	6,011	797,419
Liberty Media Corp.-Liberty Formula One, Class A(a)	555	30,414
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(a)(b)	4,209	253,508
Live Nation Entertainment Inc.(a)	2,792	305,752
Netflix Inc.(a)	9,346	3,992,050
Playtika Holding Corp.(a)(b)	2,168	36,921
Roku Inc.(a)	2,486	407,828
Take-Two Interactive Software Inc.(a)	2,477	404,593
Walt Disney Co. (The)(a)	38,371	5,485,902
Zynga Inc., Class A(a)	21,675	196,592
		13,386,591
Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities Inc.	2,978	580,234
American Homes 4 Rent, Class A	5,796	226,797
American Tower Corp.	9,613	2,417,669
Americold Realty Trust	5,438	154,711
Apartment Income REIT Corp.	3,316	175,151
AvalonBay Communities Inc.	2,930	715,594
Boston Properties Inc.	3,001	336,352
Camden Property Trust	2,111	337,950
Crown Castle International Corp.	9,117	1,663,944
CubeSmart	4,547	230,715
CyrusOne Inc.	2,597	233,340
Digital Realty Trust Inc.	5,977	891,948
Duke Realty Corp.	8,054	465,360
Equinix Inc.	1,905	1,380,935
Equity LifeStyle Properties Inc.	3,647	285,524
Equity Residential	7,195	638,412
Essex Property Trust Inc.	1,368	454,860
Extra Space Storage Inc.	2,843	563,454
Federal Realty Investment Trust	1,506	192,000
Gaming and Leisure Properties Inc.	4,702	212,436
Healthpeak Properties Inc.	11,341	401,131
Host Hotels & Resorts Inc.(a)	15,177	263,169
Invitation Homes Inc.	12,607	529,242
Iron Mountain Inc.	6,019	276,392
Kilroy Realty Corp.	2,248	143,872
Kimco Realty Corp.	12,790	310,285
Lamar Advertising Co., Class A	1,839	203,688
Life Storage Inc.	1,733	233,868
Medical Properties Trust Inc.	12,490	284,272
Mid-America Apartment Communities Inc.	2,454	507,193
National Retail Properties Inc.	3,728	165,449
Prologis Inc.	15,608	2,447,647
Public Storage.	3,208	1,150,164
Realty Income Corp.	11,954	829,727
Regency Centers Corp.	3,245	232,829
Rexford Industrial Realty Inc.	3,201	234,217
SBA Communications Corp.	2,323	755,997
Simon Property Group Inc.	6,963	1,024,954
STORE Capital Corp.	5,169	163,909
Sun Communities Inc.	2,454	463,708
UDR Inc.	6,140	348,998
Ventas Inc.	8,345	442,452
VICI Properties Inc.(b)	13,013	372,432
Vornado Realty Trust	3,376	138,450
Welltower Inc.	9,197	796,736
Weyerhaeuser Co.	15,901	642,877

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
WP Carey Inc.	3,905	$303,028
		25,824,072
Food & Staples Retailing — 1.3%
Albertsons Companies Inc., Class A	2,073	58,355
Costco Wholesale Corp.	9,335	4,715,389
Kroger Co. (The)	14,415	628,350
Sysco Corp.	10,750	840,112
U.S. Foods Holding Corp.(a)(b)	4,704	165,863
Walgreens Boots Alliance Inc.	15,221	757,397
Walmart Inc.	30,046	4,200,731
		11,366,197
Food Products — 0.9%
Archer-Daniels-Midland Co.	11,857	889,275
Bunge Ltd.	3,009	297,470
Campbell Soup Co.	4,167	183,848
Conagra Brands Inc.	10,184	353,996
Darling Ingredients Inc.(a)	3,428	218,604
General Mills Inc.	12,856	882,950
Hershey Co. (The)	3,053	601,655
Hormel Foods Corp.	5,852	277,794
JM Smucker Co. (The)	2,293	322,350
Kellogg Co.	5,345	336,735
Kraft Heinz Co. (The)	14,994	536,785
Lamb Weston Holdings Inc.	3,002	192,758
McCormick & Co. Inc./MD, NVS	5,279	529,536
Mondelez International Inc., Class A	29,489	1,976,648
Tyson Foods Inc., Class A	6,256	568,608
		8,169,012
Gas Utilities — 0.1%
Atmos Energy Corp.	2,753	295,177
UGI Corp.	4,487	203,485
		498,662
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	37,359	4,761,778
ABIOMED Inc.(a)	958	283,444
Align Technology Inc.(a)	1,556	770,158
Baxter International Inc.	10,562	902,417
Becton Dickinson and Co.	6,057	1,539,326
Boston Scientific Corp.(a)	30,156	1,293,692
Cooper Companies Inc. (The)	1,041	414,630
DENTSPLY SIRONA Inc.	4,580	244,664
Dexcom Inc.(a)	2,040	878,179
Edwards Lifesciences Corp.(a)	13,196	1,441,003
Hologic Inc.(a)	5,374	377,470
IDEXX Laboratories Inc.(a)	1,793	909,589
Insulet Corp.(a)	1,462	362,576
Intuitive Surgical Inc.(a)	7,531	2,140,160
Masimo Corp.(a)	1,058	232,623
Medtronic PLC	28,466	2,945,946
Novocure Ltd.(a)(b)	1,839	126,247
Penumbra Inc.(a)	720	162,727
ResMed Inc.	3,087	705,688
STERIS PLC	2,119	475,504
Stryker Corp.	7,082	1,756,690
Tandem Diabetes Care Inc.(a)	1,342	158,504
Teleflex Inc.	990	307,088
Zimmer Biomet Holdings Inc.	4,419	543,625
		23,733,728
Security	Shares	Value

Health Care Providers & Services — 2.6%
agilon health Inc.(a)(b)	990	$16,414
AmerisourceBergen Corp.	3,128	426,034
Anthem Inc.	5,147	2,269,776
Cardinal Health Inc.	5,954	307,048
Centene Corp.(a)	12,361	961,191
Chemed Corp.	331	155,209
Cigna Corp.	7,002	1,613,681
CVS Health Corp.	27,875	2,968,966
DaVita Inc.(a)	1,415	153,344
Guardant Health Inc.(a)	2,144	149,115
HCA Healthcare Inc.	5,060	1,214,653
Henry Schein Inc.(a)	2,979	224,319
Humana Inc.	2,721	1,067,993
Laboratory Corp. of America Holdings(a)	2,045	554,931
McKesson Corp.	3,227	828,435
Molina Healthcare Inc.(a)	1,228	356,709
Oak Street Health Inc.(a)	2,953	51,323
Quest Diagnostics Inc.	2,592	349,972
UnitedHealth Group Inc.	19,912	9,409,814
Universal Health Services Inc., Class B	1,573	204,584
		23,283,511
Health Care Technology — 0.2%
Cerner Corp.	6,267	571,550
Teladoc Health Inc.(a)	3,375	258,896
Veeva Systems Inc., Class A(a)	2,899	685,730
		1,516,176
Hotels, Restaurants & Leisure — 2.0%
Airbnb Inc., Class A(a)	7,327	1,128,138
Aramark	5,476	187,772
Booking Holdings Inc.(a)	867	2,129,465
Caesars Entertainment Inc.(a)	4,524	344,457
Carnival Corp.(a)	16,938	335,542
Chipotle Mexican Grill Inc.(a)	594	882,435
Churchill Downs Inc.	730	153,519
Darden Restaurants Inc.	2,761	386,181
Domino's Pizza Inc.	779	354,172
DraftKings Inc., Class A(a)(b)	6,882	152,024
Expedia Group Inc.(a)	3,079	564,350
Hilton Worldwide Holdings Inc.(a)	5,909	857,455
Las Vegas Sands Corp.(a)	7,286	319,127
Marriott International Inc./MD, Class A(a)	5,801	934,657
McDonald's Corp.	15,769	4,091,267
MGM Resorts International	8,413	359,404
Norwegian Cruise Line Holdings Ltd.(a)	7,846	163,432
Penn National Gaming Inc.(a)	3,510	160,091
Royal Caribbean Cruises Ltd.(a)	4,730	368,041
Starbucks Corp.	24,904	2,448,561
Vail Resorts Inc.	849	235,258
Wynn Resorts Ltd.(a)	2,265	193,544
Yum! Brands Inc.	6,254	782,813
		17,531,705
Household Durables — 0.4%
DR Horton Inc.	6,861	612,139
Garmin Ltd.	3,225	401,255
Lennar Corp., Class A	5,767	554,266
Lennar Corp., Class B	336	27,125
Mohawk Industries Inc.(a)	1,187	187,392
Newell Brands Inc.	8,129	188,674
NVR Inc.(a)	70	372,906

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
PulteGroup Inc.	5,506	$290,111
Tempur Sealy International Inc.	4,163	165,729
Toll Brothers Inc.	2,388	140,820
TopBuild Corp.(a)	697	162,157
Whirlpool Corp.	1,302	273,667
		3,376,241
Household Products — 1.3%
Church & Dwight Co. Inc.	5,209	534,704
Clorox Co. (The)	2,589	434,589
Colgate-Palmolive Co.	17,769	1,465,054
Kimberly-Clark Corp.	7,141	982,959
Procter & Gamble Co. (The)	51,127	8,203,327
		11,620,633
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	14,137	313,559
Vistra Corp.	10,362	225,995
		539,554
Industrial Conglomerates — 0.9%
3M Co.	12,219	2,028,598
General Electric Co	23,179	2,189,952
Honeywell International Inc.	14,578	2,980,910
Roper Technologies Inc.	2,232	975,741
		8,175,201
Insurance — 2.0%
Aflac Inc.	12,859	807,803
Alleghany Corp.(a)	294	195,216
Allstate Corp. (The)	6,058	731,019
American Financial Group Inc./OH.	1,375	179,135
American International Group Inc.	17,543	1,013,108
Aon PLC, Class A	4,656	1,287,105
Arch Capital Group Ltd.(a)	8,158	377,878
Arthur J Gallagher & Co.	4,353	687,513
Assurant Inc.	1,256	191,553
Brown & Brown Inc.	4,887	323,910
Chubb Ltd.	9,101	1,795,445
Cincinnati Financial Corp.	3,182	374,935
Erie Indemnity Co., Class A, NVS.	534	98,309
Everest Re Group Ltd.	839	237,773
Fidelity National Financial Inc.	5,971	300,640
First American Financial Corp.	2,319	172,789
Globe Life Inc.	1,994	203,986
Hartford Financial Services Group Inc. (The)	7,192	516,889
Lincoln National Corp.	3,588	251,088
Loews Corp.	4,311	257,194
Markel Corp.(a)	292	359,960
Marsh & McLennan Companies Inc.	10,684	1,641,490
MetLife Inc.	15,107	1,013,075
Old Republic International Corp.	6,018	154,241
Principal Financial Group Inc.	5,289	386,414
Progressive Corp. (The)(b)	12,310	1,337,605
Prudential Financial Inc.	7,987	891,110
Reinsurance Group of America Inc.	1,414	162,370
Travelers Companies Inc. (The)	5,198	863,804
W R Berkley Corp.	3,008	254,176
Willis Towers Watson PLC.	2,633	616,017
		17,683,550
Interactive Media & Services — 5.9%
Alphabet Inc., Class A(a)	6,359	17,207,899
Alphabet Inc., Class C, NVS(a)	5,907	16,031,421
Security	Shares	Value

Interactive Media & Services (continued)
IAC/InterActiveCorp.(a)(b)	1,746	$238,399
Match Group Inc.(a)	5,981	674,059
Meta Platforms Inc, Class A(a)	49,993	15,660,807
Pinterest Inc., Class A(a)	11,697	345,763
Snap Inc., Class A, NVS(a)(b)	22,624	736,185
Twitter Inc.(a)	16,914	634,444
ZoomInfo Technologies Inc.(a)	6,388	337,670
		51,866,647
Internet & Direct Marketing Retail — 3.5%
Amazon.com Inc.(a)	9,214	27,563,405
Chewy Inc., Class A(a)(b)	1,773	84,412
DoorDash Inc., Class A(a)(b)	3,423	388,476
eBay Inc.	13,225	794,426
Etsy Inc.(a)	2,688	422,231
MercadoLibre Inc.(a)(b)	983	1,112,815
Wayfair Inc., Class A(a)(b)	1,638	255,397
		30,621,162
IT Services — 4.9%
Accenture PLC, Class A	13,345	4,718,525
Affirm Holdings Inc.(a)(b)	3,090	197,976
Akamai Technologies Inc.(a)	3,448	394,968
Automatic Data Processing Inc.	8,921	1,839,243
Block Inc.(a)	10,408	1,272,794
Broadridge Financial Solutions Inc.	2,452	390,407
Cloudflare Inc., Class A(a)	5,787	557,867
Cognizant Technology Solutions Corp., Class A	11,074	945,941
Concentrix Corp.	885	177,876
DigitalOcean Holdings Inc.(a)	370	21,216
DXC Technology Co.(a)	5,408	162,673
EPAM Systems Inc.(a)	1,197	569,940
Fidelity National Information Services Inc.	12,866	1,542,891
Fiserv Inc.(a)	12,558	1,327,381
FleetCor Technologies Inc.(a)	1,732	412,666
Gartner Inc.(a)	1,738	510,781
Genpact Ltd.	3,591	178,652
Global Payments Inc.	6,129	918,615
GoDaddy Inc., Class A(a)	3,543	268,241
International Business Machines Corp.	18,930	2,528,480
Jack Henry & Associates Inc.	1,570	263,462
Mastercard Inc., Class A	18,327	7,081,186
MongoDB Inc.(a)(b)	1,398	566,344
Okta Inc.(a)	3,119	617,219
Paychex Inc.	6,801	800,886
PayPal Holdings Inc.(a)	24,812	4,266,175
Snowflake Inc., Class A(a)	4,896	1,350,806
Thoughtworks Holding Inc.(a)	773	16,558
Twilio Inc., Class A(a)	3,537	729,046
VeriSign Inc.(a)	2,066	448,694
Visa Inc., Class A	35,431	8,013,429
Western Union Co. (The)	8,429	159,392
		43,250,330
Leisure Products — 0.1%
Brunswick Corp./DE	1,651	149,894
Hasbro Inc.	2,743	253,673
Mattel Inc.(a)	7,403	154,871
Peloton Interactive Inc., Class A(a)	6,297	172,097
YETI Holdings Inc.(a)(b)	1,850	121,323
		851,858

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 1.8%
10X Genomics Inc., Class A(a)(b)	1,919	$184,742
Agilent Technologies Inc.	6,430	895,828
Avantor Inc.(a)	12,876	480,661
Bio-Rad Laboratories Inc., Class A(a)	447	268,079
Bio-Techne Corp.	816	307,151
Bruker Corp.	2,179	145,121
Charles River Laboratories International Inc.(a)	1,055	347,897
Danaher Corp.	13,446	3,842,732
Illumina Inc.(a)	3,302	1,151,804
IQVIA Holdings Inc.(a)	4,037	988,661
Mettler-Toledo International Inc.(a)	488	718,668
PerkinElmer Inc.	2,667	459,177
Repligen Corp.(a)(b)	1,060	210,241
Syneos Health Inc.(a)	2,143	194,070
Thermo Fisher Scientific Inc.	8,326	4,839,904
Waters Corp.(a)	1,283	410,714
West Pharmaceutical Services Inc.	1,560	613,423
		16,058,873
Machinery — 1.6%
AGCO Corp.	1,306	153,063
Caterpillar Inc.	11,429	2,303,629
Cummins Inc.	3,042	671,917
Deere & Co.	5,961	2,243,720
Donaldson Co. Inc.	2,683	149,336
Dover Corp.	3,038	516,187
Fortive Corp.	7,596	535,822
Graco Inc.	3,630	263,393
IDEX Corp.	1,602	345,135
Illinois Tool Works Inc.	6,039	1,412,643
Ingersoll Rand Inc.	8,592	482,956
ITT Inc.	1,833	168,489
Lincoln Electric Holdings Inc.	1,270	162,357
Middleby Corp. (The)(a)	1,183	219,092
Nordson Corp.	1,129	262,538
Oshkosh Corp.	1,458	165,935
Otis Worldwide Corp.	9,047	772,885
PACCAR Inc.	7,367	685,057
Parker-Hannifin Corp.	2,734	847,567
Pentair PLC	3,455	220,084
Snap-on Inc.	1,128	234,906
Stanley Black & Decker Inc.	3,428	598,700
Toro Co. (The)	2,264	218,657
Westinghouse Air Brake Technologies Corp.	4,009	356,400
Xylem Inc./NY	3,820	401,176
		14,391,644
Media — 1.1%
Cable One Inc.	102	157,563
Charter Communications Inc., Class A(a)(b)	2,614	1,550,991
Comcast Corp., Class A	96,331	4,815,587
Discovery Inc., Class A(a)	3,508	97,908
Discovery Inc., Class C, NVS(a)(b)	6,367	174,137
DISH Network Corp., Class A(a)	5,323	167,142
Fox Corp., Class A, NVS	6,703	272,209
Fox Corp., Class B	3,039	112,990
Interpublic Group of Companies Inc. (The)	8,404	298,678
Liberty Broadband Corp., Class A(a)(b)	515	75,370
Liberty Broadband Corp., Class C, NVS(a)	2,988	443,449
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	1,564	72,335
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	3,389	157,690
Security	Shares	Value

Media (continued)
New York Times Co. (The), Class A	3,538	$141,626
News Corp., Class A, NVS	8,414	187,127
News Corp., Class B	2,628	58,447
Omnicom Group Inc.	4,566	344,094
Sirius XM Holdings Inc.(b)	19,747	125,591
ViacomCBS Inc., Class B, NVS	12,713	425,250
		9,678,184
Metals & Mining — 0.4%
Alcoa Corp.	3,953	224,175
Cleveland-Cliffs Inc.(a)	9,756	167,218
Freeport-McMoRan Inc.	31,103	1,157,654
Newmont Corp.	16,940	1,036,220
Nucor Corp.	6,039	612,354
Reliance Steel & Aluminum Co.	1,306	199,661
Southern Copper Corp.	1,706	108,996
Steel Dynamics Inc.	4,106	227,965
		3,734,243
Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	11,100	165,279
Annaly Capital Management Inc.	30,118	237,932
Starwood Property Trust Inc.	6,084	150,579
		553,790
Multi-Utilities — 0.7%
Ameren Corp.	5,388	478,131
CenterPoint Energy Inc.	13,286	376,791
CMS Energy Corp.	6,084	391,688
Consolidated Edison Inc.	7,496	648,029
Dominion Energy Inc.	17,111	1,380,173
DTE Energy Co.	4,104	494,245
NiSource Inc.	8,081	235,804
Public Service Enterprise Group Inc.	10,716	712,935
Sempra Energy.	6,769	935,205
WEC Energy Group Inc.	6,689	649,101
		6,302,102
Multiline Retail — 0.5%
Dollar General Corp.	4,930	1,027,807
Dollar Tree Inc.(a)	4,751	623,426
Kohl’s Corp.	3,311	197,700
Macy’s Inc.	6,427	164,531
Target Corp.	10,312	2,273,074
		4,286,538
Oil, Gas & Consumable Fuels — 2.9%
APA Corp.	8,025	266,510
Cheniere Energy Inc.	4,997	559,164
Chevron Corp.	40,727	5,348,677
ConocoPhillips	27,867	2,469,574
Continental Resources Inc./OK	1,117	58,017
Coterra Energy Inc.	17,153	375,651
Devon Energy Corp.	13,349	675,059
Diamondback Energy Inc.	3,606	454,933
EOG Resources Inc.	12,363	1,378,227
Exxon Mobil Corp.	89,398	6,790,672
Hess Corp.	5,802	535,467
Kinder Morgan Inc.	41,327	717,437
Marathon Oil Corp.	16,726	325,655
Marathon Petroleum Corp.	13,006	933,180
Occidental Petroleum Corp.	18,809	708,535
ONEOK Inc.	9,453	573,608
Ovintiv Inc.	5,517	214,060

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66	9,289	$787,614
Pioneer Natural Resources Co.	4,810	1,052,861
Targa Resources Corp.	4,854	286,774
Texas Pacific Land Corp.	128	137,600
Valero Energy Corp.	8,669	719,267
Williams Companies Inc. (The)	25,432	761,434
		26,129,976
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	4,891	1,524,965
Olaplex Holdings Inc.(a)(b)	1,507	32,913
		1,557,878
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	46,923	3,044,833
Catalent Inc.(a)	3,608	374,979
Elanco Animal Health Inc.(a)	9,887	257,458
Eli Lilly & Co.	16,766	4,114,209
Jazz Pharmaceuticals PLC(a)	1,303	181,000
Johnson & Johnson.	55,590	9,577,601
Merck & Co. Inc.	53,454	4,355,432
Organon & Co.	5,357	170,942
Pfizer Inc.	118,586	6,248,296
Royalty Pharma PLC, Class A	7,509	300,435
Viatris Inc.	25,387	380,043
Zoetis Inc.	10,005	1,998,899
		31,004,127
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	2,875	220,599
Clarivate PLC(a)(b)	7,886	129,803
CoStar Group Inc.(a)	8,380	587,941
Dun & Bradstreet Holdings Inc.(a)	2,970	59,578
Equifax Inc.	2,584	619,540
IHS Markit Ltd.	8,449	986,759
Jacobs Engineering Group Inc.	2,733	355,782
Leidos Holdings Inc.	2,997	268,081
Nielsen Holdings PLC.	7,606	143,449
Robert Half International Inc.	2,400	271,824
TransUnion	4,057	418,358
Verisk Analytics Inc.	3,398	666,450
		4,728,164
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	7,125	722,047
Jones Lang LaSalle Inc.(a)(b)	1,053	264,082
Opendoor Technologies Inc.(a)(b)	8,071	80,145
Zillow Group Inc., Class A(a)	803	40,038
Zillow Group Inc., Class C, NVS(a)(b)	3,585	180,971
		1,287,283
Road & Rail — 1.1%
AMERCO	205	124,835
Avis Budget Group Inc.(a)	847	149,224
CSX Corp.	46,860	1,603,549
JB Hunt Transport Services Inc.	1,757	338,293
Knight-Swift Transportation Holdings Inc.	3,522	199,275
Lyft Inc., Class A(a)	6,158	237,206
Norfolk Southern Corp.	5,142	1,398,573
Old Dominion Freight Line Inc.	1,988	600,237
Saia Inc.(a)	556	158,060
TuSimple Holdings Inc., Class A(a)	707	13,263
Uber Technologies Inc.(a)	35,250	1,318,350
Union Pacific Corp.	13,582	3,321,478
Security	Shares	Value

Road & Rail (continued)
XPO Logistics Inc.(a)	2,038	$134,854
		9,597,197
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices Inc.(a)	25,514	2,914,975
Analog Devices Inc.	11,354	1,861,715
Applied Materials Inc.	19,077	2,636,060
Azenta Inc.	1,571	132,498
Broadcom Inc.	8,696	5,094,812
Enphase Energy Inc.(a)	2,818	395,844
Entegris Inc.	2,844	340,825
First Solar Inc.(a)(b)	2,100	164,598
Intel Corp.	85,925	4,194,859
KLA Corp.	3,204	1,247,221
Lam Research Corp.	2,974	1,754,422
Lattice Semiconductor Corp.(a)	2,894	159,807
Marvell Technology Inc.	17,402	1,242,503
Microchip Technology Inc.	11,724	908,376
Micron Technology Inc.	23,633	1,944,287
MKS Instruments Inc.	1,177	182,823
Monolithic Power Systems Inc.	911	367,069
NVIDIA Corp.	52,818	12,933,015
NXP Semiconductors NV.	5,619	1,154,367
ON Semiconductor Corp.(a)	9,111	537,549
Qorvo Inc.(a)	2,343	321,647
QUALCOMM Inc.	23,662	4,158,833
Skyworks Solutions Inc.	3,509	514,139
SolarEdge Technologies Inc.(a)	1,114	265,377
Teradyne Inc.	3,455	405,721
Texas Instruments Inc.	19,495	3,499,158
Universal Display Corp.	930	142,764
Wolfspeed Inc.(a)	2,405	226,647
Xilinx Inc.	5,223	1,010,912
		50,712,823
Software — 9.9%
Adobe Inc.(a)	10,059	5,374,524
Anaplan Inc.(a)	3,050	147,254
ANSYS Inc.(a)	1,844	626,978
AppLovin Corp., Class A(a)(b)	551	35,495
Asana Inc., Class A(a)	1,709	89,688
Aspen Technology Inc.(a)(b)	1,400	210,224
Autodesk Inc.(a)	4,636	1,158,026
Avalara Inc.(a)	1,839	201,591
Bentley Systems Inc., Class B	3,889	156,221
Bill.com Holdings Inc.(a)	1,928	362,869
Black Knight Inc.(a)	3,254	242,748
Cadence Design Systems Inc.(a)	5,865	892,301
Ceridian HCM Holding Inc.(a)	2,818	213,661
Citrix Systems Inc.	2,659	271,058
Coupa Software Inc.(a)	1,556	208,924
Crowdstrike Holdings Inc., Class A(a)	4,349	785,603
Datadog Inc., Class A(a)	5,434	793,962
Digital Turbine Inc.(a)	1,857	81,987
DocuSign Inc.(a)	4,120	518,172
Dropbox Inc., Class A(a)	5,989	148,228
Dynatrace Inc.(a)	4,156	227,998
Elastic NV(a)	1,516	141,367
Fair Isaac Corp.(a)	591	292,539
Five9 Inc.(a)	1,448	182,014
Fortinet Inc.(a)	2,849	846,837

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Guidewire Software Inc.(a)	1,736	$175,058
HubSpot Inc.(a)	947	462,894
Intuit Inc.	5,979	3,319,720
Manhattan Associates Inc.(a)	1,347	180,323
Microsoft Corp.	158,624	49,328,892
NortonLifeLock Inc.	12,221	317,868
Nuance Communications Inc.(a)	5,974	330,064
Oracle Corp.	34,077	2,765,689
Palantir Technologies Inc., Class A(a)	33,835	463,878
Palo Alto Networks Inc.(a)	2,072	1,072,053
Paycom Software Inc.(a)	1,015	340,330
Paylocity Holding Corp.(a)	819	167,060
Pegasystems Inc.	854	84,734
PTC Inc.(a)	2,219	257,981
RingCentral Inc., Class A(a)	1,703	300,562
salesforce.com Inc.(a)	20,684	4,811,719
ServiceNow Inc.(a)	4,204	2,462,619
Smartsheet Inc., Class A(a)	2,656	165,256
Splunk Inc.(a)	3,449	427,400
SS&C Technologies Holdings Inc.	4,707	375,948
Synopsys Inc.(a)	3,211	997,016
Trade Desk Inc. (The), Class A(a)	9,205	640,116
Tyler Technologies Inc.(a)	862	408,416
UiPath Inc., Class A(a)(b)	5,465	199,636
Unity Software Inc.(a)(b)	3,384	355,828
VMware Inc., Class A	4,295	551,822
Workday Inc., Class A(a)	4,042	1,022,666
Zendesk Inc.(a)(b)	2,534	249,624
Zoom Video Communications Inc., Class A(a)	4,551	702,128
Zscaler Inc.(a)	1,654	425,260
		87,572,829
Specialty Retail — 2.3%
Advance Auto Parts Inc.	1,330	307,908
AutoNation Inc.(a)	845	92,105
AutoZone Inc.(a)	442	877,967
Bath & Body Works Inc.	5,519	309,450
Best Buy Co. Inc.	4,726	469,197
Burlington Stores Inc.(a)(b)	1,407	333,360
CarMax Inc.(a)(b)	3,465	385,204
Carvana Co., Class A(a)(b)	1,794	290,736
Five Below Inc.(a)	1,174	192,536
Floor & Decor Holdings Inc., Class A(a)	2,246	244,185
GameStop Corp., Class A(a)(b)	1,315	143,243
Gap Inc. (The)	4,420	79,869
Home Depot Inc. (The)	22,297	8,182,553
Lithia Motors Inc.	635	185,503
Lowe's Companies Inc.	14,629	3,472,193
O'Reilly Automotive Inc.(a)	1,424	928,092
Penske Automotive Group Inc.	646	65,653
RH(a)(b)	361	145,418
Ross Stores Inc.	7,564	739,381
TJX Companies Inc. (The)	25,449	1,831,565
Tractor Supply Co.	2,405	525,036
Ulta Beauty Inc.(a)	1,163	423,030
Williams-Sonoma Inc.	1,589	255,098
		20,479,282
Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	329,293	57,553,831
Dell Technologies Inc., Class C(a)	6,144	349,041
Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	27,710	$452,504
HP Inc.	24,350	894,375
NetApp Inc.	4,719	408,241
Seagate Technology Holdings PLC	4,328	463,745
Western Digital Corp.(a)	6,503	336,465
		60,458,202
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	3,216	193,185
Crocs Inc.(a)	1,244	127,659
Deckers Outdoor Corp.(a)	585	187,335
Lululemon Athletica Inc.(a)	2,510	837,738
Nike Inc., Class B	26,990	3,996,409
PVH Corp.	1,517	144,130
Tapestry Inc.	5,916	224,512
Under Armour Inc., Class A(a)	4,005	75,414
Under Armour Inc., Class C, NVS(a)	4,166	66,615
VF Corp.	6,828	445,254
		6,298,251
Tobacco — 0.6%
Altria Group Inc.	38,912	1,979,842
Philip Morris International Inc.	32,921	3,385,925
		5,365,767
Trading Companies & Distributors — 0.2%
Fastenal Co.	12,188	690,816
SiteOne Landscape Supply Inc.(a)(b)	947	170,574
United Rentals Inc.(a)	1,516	485,302
Watsco Inc.	708	200,052
WW Grainger Inc.	914	452,530
		1,999,274
Water Utilities — 0.1%
American Water Works Co. Inc.	3,844	618,115
Essential Utilities Inc.	4,860	236,877
		854,992
Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	12,355	1,336,440
Total Common Stocks — 99.7%
(Cost: $732,431,451)		883,332,277

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(c)(d)(e)	11,111,760	11,115,093
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	1,623,000	1,623,000
		12,738,093
Total Short-Term Investments — 1.5%
(Cost: $12,738,094)		12,738,093

Total Investments in Securities — 101.2%
(Cost: $745,169,545)		896,070,370

Other Assets, Less Liabilities — (1.2)%		(10,357,121)

Net Assets — 100.0%		$885,713,249

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
January 31, 2022

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,348,833	$—		$(6,232,349	)(a)	$(2,335)	$944	$11,115,093	11,111,760	$22,331	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,623,000	0	(a)	—		—	—	1,623,000	1,623,000	83		—
BlackRock Inc.	2,693,039	33,948		(264,957)		137,077	(112,182)	2,486,925	3,022	39,012		—
						$134,742	$(111,238)	$15,225,018		$61,426		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	10	03/18/22	$2,252	$(73,970)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$883,332,277	$—	$—	$883,332,277
Money Market Funds	12,738,093	—	—	12,738,093
	$896,070,370	$—	$—	$896,070,370
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(73,970)	$—	$—	$(73,970)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust